INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials and components		$ 15,792	$ 13,741
Work in progress		14,525	11,985
Spare parts		14,618	13,462
Finished goods		824	1,815
Total inventory	[1]	$ 45,759	$ 41,003

[1]	The total amount of Rotables included in the Company spare parts inventory for the years ended December 31, 2022 and 2021 were $8,193 and $8,623, respectively.